SHARE BASED COMPENSATION - Deferred Share Units (Details) - Deferred Share Units € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments shares	Dec. 31, 2021 EUR (€) EquityInstruments shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
SHARE BASED COMPENSATION
Value of options granted | €	€ 0
Granted (in shares) | EquityInstruments	125,000	178,800
Fair value on date of grant (in dollar per share) | $ / shares			$ 8.18
Share-based compensation charge | €	€ 595	€ 1,561
Issuance of share capital upon exercise of DSUs (in shares) | shares	97,045	0
Exercised (in shares) | EquityInstruments	97,045
Issuance of share capital upon exercise of DSUs | €	€ 1,407	€ 0
Minimum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares				$ 6.88
Maximum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares				$ 21.80